Income Tax (Schedule of Income Tax Rate Differences) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Federal income tax expense at statutory rate	$ (7,182)	$ (4,200)
Increase (reduction) in income tax resulting from:
State and local income taxes, net of federal benefit	(420)	$ (300)
Foreign rate differential	$ 64
Non-deductible expenses		$ 300
Prior-period true-up	$ (489)	(200)
Research & development credit	171	500
Stock based compensation	194	100
Increase in valuation allowance	$ 8,004	$ 4,800
Total